Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

17. RELATED PARTY TRANSACTIONS AND BALANCES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”)	Controlled by an immediate family member of Mr. Yang Weiguang

2)	Transactions with related parties

Purchase from a related party

	For the Years Ended December 31,
	2024	2023	2022
Beijing Ougaini	$-	$112,980	$19,696

During the year ended December 31, 2022, the Company prepaid $112,980 to Beijing Ougaini for purchase of products for employee welfare and marketing promotion. The Company received the purchase in January 2023.